Note H - Resalable Software Licenses Rights	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Research, Development, and Computer Software Disclosure [Text Block]

NOTE H—RESALABLE SOFTWARE LICENSES RIGHTS

On December 31, 2015, the Company purchased third-party software licenses in the amount of $180,000 in anticipation of a large pending deployment that has yet to materialize. The Company was amortizing the total cost at the greater of the actual unit cost per license sold or straight-line amortization over 10 years. Since the license purchase, the actual per unit cost (actual usage) of such license rights in the cumulative amount of $141,190 has been charged to cost of sales. Since we have not received any sales for the license within the last two years, we accelerated the amortization for the balance of the licenses in 2022, leaving a carrying balance of $0 and $48,752 as of December 31, 2022 and 2021, respectively. A total of $48,752 and $10,130 was charged to cost of sales during the years ended December 31, 2022 and 2021, respectively.